Related Party Transactions - Additional Information (Detail) (Supplier Concentration Risk, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	76.00%	73.00%	72.00%
Carrier and Its Affiliates
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	61.00%	59.00%	57.00%
Amount payable to Carrier and its affiliates, net of receivables	(61,000)	(53,000)
Revenues from sales to Carrier and its affiliates	38,195	30,819	32,961